REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregation of revenue and revenue from segments

USDm	2024	2023	2022
Disaggregation of revenue
Transportation of oil products and chemicals	1,544.0	1,491.4	1,440.4
Scrubbers and related services	9.1	21.7	1.2
Welding and mounting	4.9	5.3	1.1
Others	1.2	2.0	0.7
Total revenue	1,559.2	1,520.4	1,443.4
Tanker segment	1,544.0	1,491.4	1,440.4
Marine Engineering segment	29.6	48.0	5.9
Intersegment elimination	(14.4)	(19.0)	(2.9)
Total revenue	1,559.2	1,520.4	1,443.4

Schedule of customer contract balances

USDm	2024	2023	2022
Customer contract balances
Trade receivables	183.9	211.0	259.5
Customer contract assets¹⁾	2.4	2.5	3.0
Customer contract liabilities²⁾	(7.5)	(3.4)	(0.9)
Total	178.8	210.1	261.6
¹⁾ Recognized in prepayments.
²⁾ Recognized in prepayments from customers.